Acquisition of subsidiaries (Shaanxi Zhongmao) (Details) - USD ($)			6 Months Ended
		Feb. 23, 2016	Jun. 30, 2016	Jun. 30, 2015
Total consideration:
Net inflow of cash and cash equivalents			$ 15,055,431	$ 0
Bargain purchase gain recognized in other income			(2,004,507)	0
Fair value of net identifiable assets acquired:
Gain on remeasurement of pre-existing shares			$ 2,100,563	$ 0
Shaanxi Zhongmao Economy Development Co., Ltd. [Member]
Total consideration:
Cash consideration paid		$ 0
Cash and cash equivalents acquired		15,055,431
Net inflow of cash and cash equivalents		15,055,431
Purchase consideration		516,086
Fair value of non-controlling interest		5,724,339
Fair value of previously held equity interests	[1]	8,581,461
Bargain purchase gain recognized in other income		(2,004,507)
Fair value of net identifiable assets acquired:
Cash and cash equivalents		15,055,431
Restricted cash		16,560,251
Real estate properties under development		180,647,050
Property and equipment, net		329,582
Current assets		54,780,760
Current liabilities		(250,546,681)
Net assets acquired		$ 16,826,393

[1]	A measurement gain of US$2,100,563 was recognized and recorded in other income in relation to the revaluation of the Group's previously held equity interest of Shannxi Zhongmao in the condensed consolidated statement of comprehensive income for period ended June 30, 2016. As Shannxi Zhongmao is a private company, the fair value of the Group's previously held equity interest is estimated based on asset-based approach using significant unobservable inputs that market participants would consider, which mainly include estimated revenue and estimated cost for the construction project.